CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the year		$ 111,068	$ 224,435	$ 61,127
Items that may be subsequently reclassified to profit or loss
Currency translation differences		1,624	2,121	(1,438)
Gain on cash flow hedges	[1]	2,738	966
Income tax expense relating to cash flow hedges		(1,369)	(483)
Other comprehensive profit (loss) for the year		2,993	2,604	(1,438)
Total comprehensive profit for the year		$ 114,061	$ 227,039	$ 59,689

[1]	Unrealized result on commodity risk management contracts designated as cash flow hedges. See Note 8.